INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net, consisted of the following:

	September 30, 2022	September 30, 2021

Computer software and applications (1)	$939,753	$-
Content assets- licensed movies and television series (2)	108,678	-
Less: accumulated amortization	(144,663)	-
Intangible asset, net	$903,768	$-

(1)	In order to support the Company’s expansion of its digital advertising service and cash rebate service businesses, in December 2021, the Company purchased packaged computer software and applications from a third-party vendor at the aggregate cost of MYR2.12 million (equivalent to $504,222) to improve certain functions of its cash rebate and digital advertising operating systems, such as the optimization of the cash rebate calculation and settlement, a more user-friendly shopping cart and eWallet module, a better integration of the SEEBATS website and mobile app with license content provider, and a multilingual interface. In addition, from June 2022 to September 2022, the Company further purchased from the same third-party vendor the packaged computer software and applications in the aggregate amount of $501,412 (MYR2.32 million) to add embedded treasure hunt system into the Company’s digital advertising operating systems, to improve the coding, rating and comment function and optimize its SEEBATS mobile app. The Company amortizes the intangible assets over its estimated useful life of ten years.

Amortization of intangible assets – computer and applications amounted to $102,164, nil, and nil for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.

(2)	The Company’s Malaysian subsidiary, StarboxSB, operates the SEEBATS website and mobile app, on which viewers may watch movies and television series through over-the-top streaming. These movies and television series are licensed from third-party content providers. The Company acquires and licenses these movie and television series content in order to offer members unlimited viewing of such content to drive traffic on the SEEBATS website and mobile app. The content licenses are for a fixed fee and specific windows of availability.